Other Provisions	12 Months Ended
Dec. 31, 2020
Disclosure Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of other provisions [text block]
Note 24 Other
p
rovisions

Provisions recorded in the consolidated statement of financial position are detailed as follows:

	As of December 31, 2020		As of December 31, 2019
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Litigation	179,521	358,867	193,764	367,614
Others	2,804,997	129,598	2,847,166	164,347
Total	2,984,518	488,465	3,040,930	531,961

The changes in provisions are detailed as follows:

	Litigation (1)	Others	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2019	893,631	6,937,197	7,830,828
As of December 31, 2019
Incorporated	493,097	3,172,465	3,665,562
Used	(461,968)	(321,543)	(783,511)
Released	(129,623)	(6,741,503)	(6,871,126)
Conversion effect	(233,759)	(35,103)	(268,862)
Changes	(332,253)	(3,925,684)	(4,257,937)
As of December 31, 2019	561,378	3,011,513	3,572,891
As of December 31, 2020
Incorporated	394,408	3,917	398,325
Used	(198,291)	(42,170)	(240,461)
Released	(53,597)	(3,954)	(57,551)
Conversion effect	(165,510)	(34,711)	(200,221)
Changes	(22,990)	(76,918)	(99,908)
As of December 31, 2020	538,388	2,934,595	3,472,983
(1)

See
Note 35 - Contingencies and commitments
.

The maturities of provisions at
December 31, 2020
, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	179,521	2,804,997	2,984,518
Between two and five years	219,629	129,598	349,227
Over five years	139,238	-	139,238
Total	538,388	2,934,595	3,472,983

The maturities of provisions at
December 31, 2019
, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	193,764	2,847,166	3,040,930
Between two and five years	238,429	164,347	402,776
Over five years	129,185	-	129,185
Total	561,378	3,011,513	3,572,891

The provisions for Litigation and Other - current and non-current correspond to estimates made by the Administration, intended to cover eventual effects that may derive from the resolution of trials/claims or uncertainties to which the Company is exposed. Such trails/claims or uncertainties derive from transactions that are part of the normal course of CCU's business and the countries where it operates and whose details and scopes are not fully public knowledge, so that its detailed exposition could affect the interests of the Company and the progress of the resolution of these, according to the legal reserves of each administrative and judicial procedure. Therefore, based on the provisions of IAS 37 "Provisions, contingent liabilities and contingent assets", paragraph 92, although the amounts provisioned in relation to these trials/claims or uncertainties are indicated, no further detail of the same at the closing of these Financial Statements.

Significant litigation proceedings which the Company is exposed to at a consolidated level are detailed in

Note 35 - Contingencies and commitments
.

Management believes that based on the development of such proceedings to date, the provisions established on a case by case basis are adequate to cover the possible adverse effects that could arise from these proceedings.